Deposits (Schedule Of Interest Bearing Deposits) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deposits [Abstract]
Money market and NOW	$ 123,906,736	$ 70,997,729	$ 43,424,979
Savings	60,653,977	9,504,226	7,578,780
Other time deposits-$100,000 and over	205,589,956	67,580,248	58,681,241
Other time deposits	130,478,787	124,950,239	135,779,373
Interest bearing deposits	$ 520,629,456	$ 273,032,442	$ 245,464,373